Offerings	Jan. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	9,380
Proposed Maximum Offering Price per Unit	31.68
Maximum Aggregate Offering Price	$ 297,158.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.04
Offering Note	1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. 2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of HA Sustainable Infrastructure Capital, Inc. as reported on the New York Stock Exchange on December 31, 2025, which was $31.68 per share.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,990,620
Maximum Aggregate Offering Price	$ 145,077,323.40
Carry Forward Form Type	S-3
Carry Forward File Number	333-269145
Carry Forward Initial Effective Date	Jul. 23, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,987.00
Offering Note	1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. 3) Pursuant to Rule 415(a)(6) under the Securities Act, 4,990,620 shares registered hereunder are unsold securities previously registered on Registration Statement No. 333-285461 filed on January 6, 2023, as amended on July 23, 2024 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $15,987 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Accordingly, there is no registration fee due in connection with these previously registered securities. Pursuant to Rule 415(a)(6), the offering of such unsold securities under the Prior Registration Statement will be deemed terminated as of the filing of this prospectus supplement. 4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of HA Sustainable Infrastructure Capital, Inc. as reported on the New York Stock Exchange on January 3, 2023, which was $29.07 per share.